Credit Risk - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 GBP (£) MortgageLoan Clients	Dec. 31, 2018 GBP (£) MortgageLoan Clients
Disclosure of internal credit grades [line items]
Advances and flexible mortgage drawdowns	£ 1,300,000,000	£ 1,500,000,000
Loans and advances to customers	207,498,000,000	201,619,000,000
Maximum exposure to credit risk	84,648,000,000	92,547,000,000
Credit risk [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	276,800,000,000	271,000,000,000
Credit risk [member] | Accumulated impairment [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(800,000,000)	(700,000,000)
Credit risk [member] | Off Balance Sheet [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	41,500,000,000	41,600,000,000
Credit risk [member] | Off Balance Sheet [member] | Accumulated impairment [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(100,000,000)	(100,000,000)
Corporate and commercial banking [member]
Disclosure of internal credit grades [line items]
Collateral held against Credit impaired assets	1,000,000
Non performing loans [member]
Disclosure of internal credit grades [line items]
Loans and advances to customers	£ 4,690,000,000	£ 5,702,000,000
Percentage of loan to value	70.00%	70.00%
Mortgages [member]
Disclosure of internal credit grades [line items]
Parts of the loans in negative equity that were effectively uncollateralised	£ 127,000,000	£ 170,000,000
Consumer loans	2,000,000	£ 2,000,000
Corporate loans [member] | Loans and advances to customers [Member] | Credit risk [member] | Off Balance Sheet [member] | Accumulated impairment [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	£ 100,000,000
Corporate and investment banking [member]
Disclosure of internal credit grades [line items]
Number of clients | Clients	20	20
Rate of derivative exposure with client	90.00%	85.00%
Weighted-average credit rating	6.1	7.1
Maximum exposure to credit risk	£ 14,580,000,000	£ 19,109,000,000
Commercial Real Estate [member]
Disclosure of internal credit grades [line items]
Loans and advances to customers	5,350,000,000	6,459,000,000
Commercial Real Estate [member] | Not Later Than 1 Year [member]
Disclosure of internal credit grades [line items]
Loans and advances to customers	1,157,000,000	1,144,000,000
Loans and advances to customers with higher LTV ratio	£ 2,000,000	£ 30,000,000
Percentage of maximum acceptable LTV ratio	0.20%	3.00%
Commercial Real Estate [member] | Non performing loans [member] | Not Later Than 1 Year [member]
Disclosure of internal credit grades [line items]
Impairment loss allowance		£ 5,000,000
Commercial Real Estate [member] | Corporate loans [member]
Disclosure of internal credit grades [line items]
Loan percentage	24.00%	27.00%
Commercial Real Estate [member] | Customer Loans [member]
Disclosure of internal credit grades [line items]
Loan percentage		3.00%
Internal Remortgages [member]
Disclosure of internal credit grades [line items]
Internal remortgages	£ 31,600,000,000	£ 27,200,000,000
Greater Than 2.0m [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Number of individual mortgage loans | MortgageLoan	76	57
New business number of individual mortgage loans | MortgageLoan	32	9